UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Management LLC
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     November 06, 2006

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10332                      Formerly Taconic Offshore Management LLC
       28-05329                      Taconic Capital Advisors LLC